Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Pacific Basin Fund - Fidelity Pacific Basin Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 109
3 years	340
5 years	590
10 years	$ 1,306